UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.5%
Birmingham Special Care Facilities Financing Authority, RB, Children's Hospital (AGC):
6.00%, 6/01/34	$1,745	$1,967,330
6.00%, 6/01/39	500	563,705
Birmingham Water Works Board, RB, 4.75%, 1/01/36	3,150	3,119,854
Hoover City Board of Education, Special Tax, Refunding, 4.25%, 2/15/40	3,050	2,878,377
		8,529,266

Arizona — 7.9%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	3,300	3,032,865
Arizona State University, RB, Series C, 5.50%, 7/01/26	475	527,511
Pima County IDA, Refunding IDRB, Tucson Electric Power Co. Project, Series B, 5.75%, 9/01/29	1,375	1,407,890
Pinal County Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	3,714,150
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,006,176
5.00%, 12/01/37	4,585	4,385,690
San Luis Facility Development Corp., RB, Senior Lien Project, Regional Detention Center Project:
6.25%, 5/01/15	210	204,439
7.00%, 5/01/20	490	447,071
7.25%, 5/01/27	980	793,839
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	1,100	1,147,311
University Medical Center Corp. Arizona, RB, 6.50%, 7/01/39	750	807,368
University Medical Center Corp. Arizona, Refunding RB, 6.00%, 7/01/39	1,600	1,689,552
		19,163,862
California — 24.5%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 11.87%, 6/01/55 (a)	7,090	56,933

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	$2,300	$2,522,870
Carlsbad Unified School District, GO, Election of 2006, Series B, 5.75%, 5/01/34 (b)	1,500	1,122,825
City of Manteca California, Refunding RB, Sewer System, 4.00%, 12/01/33	1,500	1,361,550
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	3,000	3,123,150
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	266,267
5.75%, 8/01/33	535	570,695
Foothill-Eastern Transportation Corridor Agency, Refunding RB:
5.75%, 1/15/40	3,495	3,348,490
CAB, 5.88%, 1/15/28	7,000	7,080,080
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 5.91%, 8/01/34 (b)	2,475	1,623,526
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 5.92%, 8/01/38 (a)	12,000	2,790,960
Palomar Community College District, GO, CAB, Election of 2006, Series B:
5.46%, 8/01/30 (a)	2,270	908,477
5.89%, 8/01/33 (a)	4,250	1,330,335
5.89%, 8/01/39 (b)	3,000	1,564,920
Sacramento County California, ARB, Senior Series A, 5.00%, 7/01/41	2,100	2,105,355
San Diego Community College District, GO, CAB, Election of 2002, 5.75%, 8/01/33 (b)	4,200	3,099,768
San Jose Evergreen Community College District, GO, Election of 2010, Series B, 3.50%, 8/01/32	1,800	1,528,110
State of California, GO, Various Purpose:
5.75%, 4/01/31	3,000	3,257,340
6.00%, 3/01/33	2,270	2,589,571
6.50%, 4/01/33	2,900	3,393,870
5.50%, 3/01/40	3,650	3,857,940
(CIFG), 5.00%, 3/01/33	4,485	4,626,726

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purpose, Refunding:
5.00%, 2/01/38	$2,000	$2,040,940
(NPFGC), 5.00%, 6/01/37	5,000	5,100,950
		59,271,648
Colorado — 0.3%
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	795,510
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	1,000	998,740
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	950	955,510
Sacred Heart University, Series G, 5.38%, 7/01/31	600	610,416
		2,564,666
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,800	1,857,006
Florida — 11.1%
Hillsborough County IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	3,700	3,699,815
Lee County Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/28	3,000	3,015,720
Miami-Dade County, RB, CAB (a):
Sub-Series A (NPFGC), 5.56%, 10/01/32	4,225	1,476,849
Sub-Series A (NPFGC), 5.62%, 10/01/33	4,000	1,308,080
Sub-Series A (NPFGC), 5.67%, 10/01/34	4,580	1,402,487
Sub-Series A (NPFGC), 5.68%, 10/01/35	5,000	1,444,700
Subordinate Special Obligation, 5.89%, 10/01/32	5,000	1,643,500

Municipal Bonds	Par (000)	Value
Florida (concluded)
Miami-Dade County, RB, CAB (a) (concluded):
Subordinate Special Obligation, 5.91%, 10/01/33	$15,375	$4,750,106
Orange County Florida Tourist Development Tax Revenue, Refunding RB, 4.75%, 10/01/32	5,000	5,009,900
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/32	200	192,200
Sumter Landing Community Development District Florida, RB, Sub-Series B, 5.70%, 10/01/38	3,465	2,857,551
		26,800,908
Georgia — 0.7%
Milledgeville & Baldwin County Development Authority, RB, Georgia College & State University Foundation, 6.00%, 9/01/14 (c)	1,500	1,607,745
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	600	594,258
Idaho — 1.2%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	2,500	2,834,825
Illinois — 12.0%
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 1/01/20 (d)	5,000	6,367,400
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	1,000	1,018,840
City of Chicago Illinois, Refunding RB, O'Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	6,000	5,231,100
Illinois Finance Authority, RB:
Northwestern Memorial Hospital, Series A, 5.50%, 8/15/14 (c)	3,000	3,162,510

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2013	2

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB (concluded):
Rush University Medical Center, Series C, 6.63%, 11/01/39	$1,200	$1,336,824
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	345	327,332
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,490	1,604,939
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,588,650
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	6,000	6,527,700
6.00%, 6/01/28	1,700	1,854,938
		29,020,233
Indiana — 0.5%
Indiana Finance Authority, Refunding RB, Improvement, U.S. Steel Corp., 6.00%, 12/01/26	1,350	1,342,535
Iowa — 1.6%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	1,355	1,382,575
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.75%, 9/01/30	965	1,010,017
6.00%, 9/01/39	1,500	1,561,560
		3,954,152
Kansas — 0.9%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/28	1,155	1,193,981
Pratt County Public Building Commission, RB, 3.25%, 12/01/32	1,200	976,548
		2,170,529

Municipal Bonds	Par (000)	Value
Kentucky — 3.4%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 4.49%, 10/01/23 (a)	$8,500	$5,413,395
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/18 (c)	2,250	2,725,650
		8,139,045
Louisiana — 3.3%
Lafayette Public Trust Financing Authority, Refunding RB, Ragin' Cajun Facilities Project (AGM), 3.75%, 10/01/32	530	463,040
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Parish of Plaquemines Project (AGM), 4.00%, 9/01/42	395	333,352
Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,651,623
Louisiana Public Facilities Authority, RB:
Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	600	647,982
Cleco Power LLC Project, Series B, 4.25%, 12/01/38	2,100	1,914,402
Franciscan Missionaries of Our Lady Health System Project, Series B, 5.00%, 7/01/42	2,400	2,346,048
Terrebonne Levee & Conservation District, RB, Sales Tax, 4.25%, 7/01/32 (e)	575	541,219
		7,897,666
Maryland — 1.7%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	180	187,798

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor's Community Hospital, 5.63%, 7/01/30	$4,100	$4,027,430
		4,215,228
Michigan — 5.2%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,875	2,135,587
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	6,000	5,214,360
Michigan Technological University, Refunding RB, General, Series A, 4.00%, 10/01/30	1,930	1,797,834
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	2,750	3,320,130
		12,467,911
Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,250	2,591,505
Mississippi — 3.6%
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	1,910	1,939,032
Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	2,655	2,791,467
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	3,150	3,298,554
Warren County Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	600,552
		8,629,605

Municipal Bonds	Par (000)	Value
Missouri — 3.9%
Missouri State Development Finance Board, RB:
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	$1,350	$1,325,835
St. Joseph Sewage System Improvements, Series E, 5.25%, 5/01/31	620	620,297
Missouri State Development Finance Board, Refunding RB, Electric System Projects, Series F, 4.00%, 6/01/32	4,750	4,190,450
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University Health Sciences, 5.25%, 10/01/31	500	516,725
Heartland Regional Medical Center, 4.13%, 2/15/43	1,530	1,256,222
Missouri State Health & Educational Facilities Authority, Refunding RB, Coxhealth, Series A, 5.00%, 11/15/38	1,500	1,466,190
		9,375,719
Montana — 0.5%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	1,250	1,242,500
Nebraska — 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	900	862,713
City of Omaha Nebraska Sewer Revenue, RB, Sanitary Sewerage System, 4.00%, 11/15/42	3,300	2,963,400
		3,826,113
Nevada — 0.4%
Clark County Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	1,065	1,085,949
New Jersey — 6.4%
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	3,640	3,724,011

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2013	4

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (f)(g)	$1,510	$105,609
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/14 (c)	3,000	3,143,970
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,335	1,252,030
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (c):
7.13%, 6/01/19	950	1,234,744
7.50%, 6/01/19	1,225	1,617,563
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health Series A:
5.63%, 7/01/37	2,560	2,609,792
4.63%, 7/01/23	770	796,811
5.00%, 7/01/25	500	517,435
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	505	519,297
		15,521,262
New Mexico — 0.3%
New Mexico State University, Refunding RB, Series A, 3.50%, 4/01/33	780	647,837
New York — 7.4%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (f)(g)	725	108,533
City of New York, New York, GO, Sub-Series A-1 (e):
5.00%, 8/01/29	600	644,448
5.00%, 8/01/35	2,380	2,465,275
Hudson New York Yards Infrastructure Corp., RB, Series A:
(AGM), 5.00%, 2/15/47	1,250	1,250,150
(NPFGC), 5.00%, 2/15/47	500	495,295
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	2,475	2,703,640
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/32	650	603,811

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Industrial Development Agency, RB:
American Airlines, Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (h)	$2,600	$2,853,786
PILOT, Queens Baseball Stadium (AGC), 6.50%, 1/01/46	300	325,992
PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,900	1,655,945
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,250	1,358,875
Niagara Area Development Corp., Refunding RB, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	600	525,600
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project, 4.50%, 7/01/32	1,420	1,240,626
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series A, 5.00%, 11/01/30	1,600	1,631,296
		17,863,272
North Carolina — 4.0%
Gaston County Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,175	1,878,635
North Carolina Medical Care Commission, Refunding RB:
Novant Health, Series A, 4.00%, 11/01/46	5,600	4,467,288
Southeastern Regional Medical Center, 3.25%, 6/01/27	450	389,223
Southeastern Regional Medical Center, 5.00%, 6/01/32	985	998,987
University Health System, Series D, 6.25%, 12/01/33	1,750	1,956,377
		9,690,510

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Dakota — 1.1%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project, 3.00%, 12/01/30	$600	$477,654
City of Grand Forks North Dakota, Refunding RB, Altru Health System Obligated Group, 5.00%, 12/01/32	2,120	2,088,857
		2,566,511
Ohio — 0.5%
Kent State University, RB, General Receipts, Series A, 5.00%, 5/01/42	1,200	1,204,968
Oklahoma — 0.5%
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	1,500	1,297,395
Oregon — 2.5%
City of Madras Oregon, GO, Refunding, Full Faith and Credit, 4.00%, 2/15/33	600	499,356
Clackamas County Housing Authority, HRB, M/F Housing, Easton Ridge Apartments Project, Series A:
3.50%, 9/01/33	760	630,093
4.00%, 9/01/43	660	568,867
4.00%, 9/01/49	825	680,138
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,373,713
Oregon Health & Science University, Refunding RB:
Series A, 3.00%, 7/01/24	1,500	1,419,990
Series E, 5.00%, 7/01/32	500	508,255
Oregon State Facilities Authority, Refunding RB, Limited College Project, Series A, 5.25%, 10/01/40	500	494,965
		6,175,377
Pennsylvania — 1.6%
Allegheny County IDA, Refunding RB, US Steel Corp. Project, 6.55%, 12/01/27	2,535	2,610,061

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Mckeesport Area School District, GO, CAB, Refunding, (NPFGC) (a):
4.05%, 10/01/31 (d)	$500	$241,340
5.36%, 10/01/31	2,435	931,485
		3,782,886
Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.56%, 8/01/35 (a)	1,000	241,710
First Sub-Series A, 5.75%, 8/01/37	1,500	1,467,540
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 6.60%, 8/01/41 (a)	7,500	1,216,500
		2,925,750
Rhode Island — 2.7%
Rhode Island Health & Educational Building Corp., RB:
City of Newport Issue, Series C, 4.00%, 5/15/33	1,850	1,736,022
Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	3,000	3,321,270
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	1,330	1,403,203
		6,460,495
South Carolina — 4.0%
South Carolina Jobs-EDA, Refunding RB:
Hospital Facilities, 6.88%, 8/01/13 (c)	3,560	3,560,000
Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,185	2,193,237
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AMBAC), 5.15%, 7/01/37	3,655	3,806,902
		9,560,139
Tennessee — 1.8%
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, 5.00%, 8/15/42	1,200	1,140,108

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2013	6

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Memphis-Shelby County Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	$1,135	$1,193,044
5.38%, 11/01/28	1,000	1,049,360
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Healthcare, 5.00%, 5/01/42	940	935,667
		4,318,179
Texas — 12.4%
City of San Antonio Texas, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,370	2,436,787
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Young Men's Christian Association of the Greater Houston Area, Series A, 5.00%, 6/01/38	345	329,858
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (c):
7.13%, 12/01/18	1,000	1,292,340
7.25%, 12/01/18	2,650	3,441,661
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 6.31%, 11/15/38 (a)	5,000	1,039,100
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,445	1,404,092
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	2,200	2,419,296
Midland County Fresh Water Supply District No. 1, Refunding RB, City of Midland Project:
3.38%, 9/15/32	2,425	2,018,158
CAB, Series A, 5.12%, 9/15/36 (a)	7,640	2,373,901
CAB, Series A, 5.22%, 9/15/38 (a)	16,780	4,598,055

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$3,000	$3,407,070
Texas State Turnpike Authority, RB, CAB (AMBAC), 6.03%, 8/15/31 (a)	15,000	5,133,750
		29,894,068
Vermont — 1.8%
University of Vermont & State Agricultural College, Refunding RB, Series A, 4.00%, 10/01/38	1,800	1,586,034
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A, 4.75%, 12/01/36	1,495	1,453,798
Vermont Educational & Health Buildings Financing Agency, Refunding RB, St. Michaels College, 5.00%, 10/01/42	1,350	1,333,570
		4,373,402
Virginia — 1.7%
Prince William County IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	2,800	2,270,884
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Project, AMT, 6.00%, 1/01/37	1,755	1,768,145
		4,039,029
Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,100	2,247,021
West Virginia — 1.9%
City of Wheeling West Virginia Waterworks & Sewerage System Revenue, RB, 5.00%, 6/01/38	3,000	3,013,680
West Virginia University, RB, West Virginia University Projects, Series B, 5.00%, 10/01/36	1,650	1,709,185
		4,722,865

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wyoming — 0.8%
Sweetwater County Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	$1,800	$1,918,836
Total Municipal Bonds — 144.5%		349,188,186

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Colorado — 2.2%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	5,250	5,221,335
Massachusetts — 1.3%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,070	3,164,034
New Jersey — 1.2%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 6/15/36 (j)	2,861	2,970,627
New York — 9.8%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47 (j)	1,750	1,857,827
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	690	766,203
New York City Municipal Water Finance Authority, Refunding RB:
Series FF-2, 5.50%, 6/15/40	810	881,898
Water & Sewer System, Second General Resolution, Series CC, 5.00%, 6/15/47	4,000	4,103,240
Water & Sewer System, Series A, 4.75%, 6/15/30	4,000	4,131,520
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	4,500	4,675,609
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	3,359	3,426,444

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, Refunding LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	$1,200	$1,224,180
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 3/15/31	2,360	2,498,674
		23,565,595
Ohio — 1.8%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,740	1,721,712
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,600	2,654,262
		4,375,974
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 16.3%		39,297,565
Total Long-Term Investments (Cost — $385,460,450) — 160.8%		388,485,751

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	2,250,412	2,250,412
Total Short-Term Securities (Cost — $2,250,412) — 0.9%		2,250,412
Total Investments (Cost — $387,710,862*) — 161.7%		390,736,163
Liabilities in Excess of Other Assets — (0.2%)		(480,894)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.4%)		(22,704,742)
VMTP Shares, at Liquidation Value — (52.1%)		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$241,650,527

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$364,942,223

Gross unrealized appreciation		$18,433,708
Gross unrealized depreciation		(15,338,809)

Net unrealized appreciation		$3,094,899

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2013	8

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN)

Notes to Schedule of Investments
(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security is collateralized by municipal or US Treasury obligations.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank NA	$3,109,723	$48,944
Raymond James Financial, Inc.	$541,219	$(21,317)

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Non-income producing security.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2019 to June 15, 2019 is $3,149,396.
(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income

FFI Institutional Tax-Exempt Fund	4,475,537	(2,225,125)	2,250,412	$217

(l)	Represents the current yield as of report date.
BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single Family

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2013	10

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust Inc. (BKN)

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$388,485,751	—	$388,485,751
Short-Term Securities	$2,250,412	—	—	2,250,412
Total	$2,250,412	$388,485,751	—	$390,736,163

1 See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$555,645	—	—	$555,645
Liabilities:
TOB trust certificates	—	$(22,699,041)	—	(22,699,041)
VMTP Shares	—	(125,900,000)	—	(125,900,000)

Total	$555,645	$(148,599,041)	—	$(148,043,396)
There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2013	11

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 24, 2013